Related Party Transactions - Schedule of Related Parties Transactions (Details)	6 Months Ended
Jun. 30, 2025
Shanghai Shenghan [Member]
Related Party Transaction [Line Items]
Relationship	An entity which the Group holds 16.56% equity interests
Shanghai Aoshu Enterprise Management Partnership (Limited Partnership) (“Shanghai Aoshu”) [Member]
Related Party Transaction [Line Items]
Relationship	An entity which is the Group’s employee stock ownership platform, and has a common director of the Board of Directors with the Group
Hui Yuan [Member]
Related Party Transaction [Line Items]
Relationship	Chairman of the board, one of the major shareholders holding 8.11% (excluded the preferred shares) equity interests of the Company
Zhizhen Guorui [Member]
Related Party Transaction [Line Items]
Relationship	An entity which the Group holds 26% equity interests